Income Taxes - Significant Components of the Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Allowance for credit losses		$ 30,710	$ 29,558
Nonaccrual interest		7,410	4,710
Deferred compensation		3,681	3,463
Accrued compensation		7,962	6,626
Net operating loss carryforwards		16,154	20,380
Alternative minimum tax credit carryover		978	978
Unrealized loss on securities, net		13,829
Unrealized loss on derivative instruments		5,911
Other		9,320	11,159
Excess of tax basis in assets acquired:
Loans		8,673	12,145
Other real estate owned		1,342	1,335
Other		4	37
Total deferred income tax assets		105,974	90,391
Deferred income tax liabilities:
Difference in book and tax basis of intangibles		4,268	6,013
Unrealized gain on securities, net			2,237
Unrealized gain on derivative instruments			950
Other		4,564	4,005
Excess of book basis in assets acquired and tax liabilities assumed over book carrying value:
Intangibles		7,798	4,433
Other		5,682	6,041
Total deferred income tax liabilities		22,312	23,679
Net deferred income tax asset	$ 61,395	$ 83,662	$ 66,712